Capital adequacy	6 Months Ended
Jun. 30, 2023
Capital adequacy
Capital adequacy

Note 9. Capital adequacy

The capital adequacy analysis relates to the parent company AB Svensk Exportkredit. The information is disclosed according to FFFS 2014:12 and FFFS 2008:25. For further information on capital adequacy and risks, see Note 30 to the annual financial statements included in SEK’s 2022 Annual Report on Form 20-F and see SEK’s 2022 Capital Adequacy and Risk Management (Pillar 3) Report.

Capital Adequacy Analysis

	June 30, 2023	December 31, 2022
Capital ratios	percent[1]	percent[1]
Common Equity Tier 1 capital ratio	20.1	20.6
Tier 1 capital ratio	20.1	20.6
Total capital ratio	20.1	20.6

1

Capital ratios exclusive of buffer requirements are the quotients of the relevant capital measure and the total risk exposure amount. See tables Own funds – adjusting items and Minimum capital requirements exclusive of buffer.

	June 30, 2023		December 31, 2022
Total risk-based capital requirement	Skr mn	percent[1]	Skr mn	percent[1]
Capital base requirement of 8 percent[2]	8,522	8.0	8,074	8.0
of which Tier 1 requirement of 6 percent	6,392	6.0	6,056	6.0
of which minimum requirement of 4.5 percent	4,794	4.5	4,542	4.5
Pillar 2 capital requirements[3]	3,910	3.7	3,704	3.7
Common Equity Tier 1 capital available to meet buffer requirements[4]	8,980	8.4	9,013	8.9
Capital buffer requirements	4,374	4.1	3,330	3.3
of which Capital conservation buffer	2,663	2.5	2,523	2.5
of which Countercyclical buffer	1,711	1.6	807	0.8
Pillar 2 guidance[5]	1,598	1.5	1,514	1.5
Total risk-based capital requirement including Pillar 2 guidance	18,404	17.3	16,622	16.5

1	Expressed as a percentage of total risk exposure amount.
2

The minimum requirements according to CRR (Regulation (EU) No 575/2013 of the European Parliament and of the Council of June 26, 2013, on prudential requirements for credit institutions and investment firms).

3

Individual Pillar 2 requirement of 3.67 percent calculated on the total risk exposure amount, according to the decision from the latest Swedish FSA Supervisory Review and Evaluation Process (“SREP”) on September 29, 2021.

4

Common Equity Tier 1 capital available to meet buffer requirement after 8 percent minimum capital requirement (SEK covers all minimum requirements with CET1 capital, that is 4.5 percent, 1.5 percent and 2 percent) and after the Pillar 2 requirements (3.67 percent).

5

The Swedish FSA notified SEK on September 29, 2021, within the latest SREP, that in addition to the capital requirements according to Regulation (EU) no 575/2013 on prudential requirements, SEK should hold additional capital (Pillar 2 guidance) of 1.50 percent of the total risk-weighted exposure amount. The Pillar 2 guidance is not a binding requirement.

	June 30, 2023	December 31, 2022
Leverage ratio[1]	Skr mn	Skr mn
On-balance sheet exposures	258,985	241,239
Off-balance sheet exposures	5,567	7,357
Total exposure measure	264,552	248,596
Leverage ratio[2]	8.1%	8.4%

1	The leverage ratio reflects the full impact of IFRS 9 as no transitional rules were utilized.
2	Defined by CRR as the quotient of the Tier 1 capital and an exposure measure.

	June 30, 2023		December 31, 2022
Total Leverage ratio requirement	Skr mn	percent[1]	Skr mn	percent[1]
Capital base requirement of 3 percent	7,936	3.0	7,458	3.0
Pillar 2 guidance[2]	397	0.2	373	0.2
Total capital requirement relating to Leverage ratio including Pillar 2 guidance	8,333	3.2	7,831	3.2

1	Expressed as a percentage of total exposure amount.
2

The Swedish FSA has on September 29, 2021, notified SEK, within the latest SREP, that SEK may hold additional capital (Pillar 2 guidance) of 0.15 percent calculated on the total Leverage ratio exposure measure. The Pillar 2 guidance is not a binding requirement.

Own funds – Adjusting items

	June 30,	December 31,
Skr mn	2023	2022
Share capital	3,990	3,990
Retained earnings	17,373	16,133
Accumulated other comprehensive income and other reserves	192	212
Independently reviewed profit net of any foreseeable charge or dividend	426	1,009
Common Equity Tier 1 (CET1) capital before regulatory adjustments	21,981	21,344
Additional value adjustments due to prudent valuation	-468	-474
Intangible assets	-52	-44
Fair value reserves related to gains or losses on cash flow hedges	119	97
Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	-4	9
Negative amounts resulting from the calculation of expected loss amounts	-121	-94
Insufficient coverage for non-performing exposures	-5	—
Total regulatory adjustments to Common Equity Tier 1 capital	-531	-506
Total Common Equity Tier 1 capital	21,450	20,838
Total Own funds	21,450	20,838

Minimum capital requirements exclusive of buffer

	June 30, 2023			December 31, 2022
			Minimum			Minimum
		Risk exposure	capital		Risk exposure	capital
Skr mn	EAD[1]	amount	requirement	EAD[1]	amount	requirement
Credit risk standardized method
Corporates	3,356	3,345	267	3,012	2,987	239
Exposures in default	98	98	8	102	102	8
Total credit risk standardized method	3,454	3,443	275	3,114	3,089	247
Credit risk IRB method
Central Governments	244,888	11,059	885	242,609	11,018	882
Financial institutions[2]	35,424	6,669	533	33,299	6,356	508
Corporates[3]	145,225	77,626	6,210	136,849	72,779	5,822
Assets without counterparty	434	434	35	351	351	28
Total credit risk IRB method	425,971	95,788	7,663	413,108	90,504	7,240
Credit valuation adjustment risk	n.a.	2,214	177	n.a.	2,565	205
Foreign exchange risk	n.a.	1,109	89	n.a.	800	64
Commodities risk	n.a.	24	2	n.a.	19	2
Operational risk	n.a.	3,949	316	n.a.	3,949	316
Total	429,425	106,527	8,522	416,222	100,926	8,074

1	Exposure at default (EAD) shows the size of the outstanding exposure at default.
2

Of which counterparty risk in derivatives: EAD Skr 6,155 million (year-end 2022: Skr 6,355 million), Risk exposure amount of Skr 1,874 million (year-end 2022: Skr 2,022 million) and Capital requirement of Skr 150 million (year-end 2022: Skr 162 million).

3

Of which related to specialized lending: EAD Skr 6,345 million (year-end 2022: 6,112 million), Risk exposure amount of Skr 4,258 million (year -end 2022: Skr 4,412 million) and Capital requirement of Skr 341 million (year-end 2022: Skr 353 million).

Credit risk

For classification and quantification of credit risk, SEK uses the internal ratings-based (IRB) approach. Specifically, SEK applies the Foundation Approach. Under the Foundation Approach, the company determines the PD within one year for each of its counterparties, while the remaining parameters are established in accordance with CRR. Application of the IRB approach requires the Swedish FSA’s permission and is subject to ongoing supervision. Certain exposures are, by permission from the Swedish FSA, exempted from application of the IRB approach, and, instead, the standardized approach is applied. Counterparty risk exposure amounts in derivatives are calculated in accordance with the standardized approach for counterparty credit risk.

Credit valuation adjustment risk

Credit valuation adjustment risk is calculated for all over-the-counter derivative contracts, except for credit derivatives used as credit protection and transactions with a qualifying central counterparty. SEK calculates this capital requirement according to the standardized approach.

Foreign exchange risk

Foreign exchange risk is calculated according to the standardized approach, whereas the scenario approach is used for calculating the gamma and volatility risks.

Commodities risk

Capital requirements for commodity risk are calculated in accordance with the simplified approach under the standardized approach. The scenario approach is used for calculating the gamma and volatility risks.

Operational risk

Capital requirement for operational risk is calculated according to the standardized approach. The company’s operations are divided into business areas as defined in the CRR. The capital requirement for each area is calculated by multiplying a factor depending on the business area by an income indicator. The factors applicable for SEK are 15 percent and 18 percent. The income indicators consist of the average operating income for the past three financial years for each business area.

Transitional rules

The capital adequacy ratios reflect the full impact of IFRS 9 as no transitional rules for IFRS 9 were utilized.

Capital buffer requirements

SEK expects to meet capital buffer requirements with Common Equity Tier 1 capital. The mandatory capital conservation buffer is 2.5 percent. The countercyclical buffer rate that is applied to exposures located in Sweden was increased from 1 percent to 2 percent as of June 22, 2023. As of June 30, 2023, the capital requirement related to relevant exposures in Sweden was 74 percent (year-end 2022: 71 percent) of the total relevant capital requirement regardless of location; this fraction is also the weight applied on the Swedish buffer rate when calculating SEK’s countercyclical capital buffer. Buffer rates applicable in other countries may have effects on SEK, but as most capital requirements for SEK’s relevant credit exposures are related to Sweden, the potential effect is limited. As of June 30, 2023, the contribution to SEK’s countercyclical buffer from buffer rates in other countries was 0.13 percentage points (year-end 2022: 0.09 percentage points). SEK has not been classified as a systemically important institution by the Swedish FSA. The capital buffer requirements for systemically important institutions that came into force on January 1, 2016, therefore do not apply to SEK.

Pillar 2 guidance

The Swedish FSA will in connection with the Supervisory Review and Evaluation Process (“SREP”) determine appropriate levels for the institution’s own funds. The Swedish FSA will then inform the institution of the differences between the appropriate levels and requirements under the Supervisory Regulation, the Buffer Act and the Pillar 2 requirements. These notifications are called Pillar 2 guidance. The Pillar 2 guidance covers both the risk-based capital requirement and the leverage ratio requirement.

Internally assessed economic capital

	June 30,	December 31,
Skr mn	2023	2022
Credit risk	7,683	7,202
Operational risk	311	311
Market risk	1,724	1,466
Other risks	177	205
Capital planning buffer	2,697	2,697
Total	12,592	11,881

SEK regularly conducts an internal capital adequacy assessment process, during which the company determines how much capital is needed in order to cover its risks. The result of SEK’s assessment of capital adequacy is presented above. For more information regarding the internal capital adequacy assessment process and its methods, see Note 30 to the annual financial statements included in SEK’s 2022 Annual Report on Form 20-F.

Liquidity coverage

	June 30,	December 31,
Skr bn, 12-month average	2023	2022
Total liquid assets	69.8	58.4
Net liquidity outflows[1]	16.4	10.9
Liquidity outflows	30.5	25.0
Liquidity inflows	15.8	15.7
Liquidity Coverage Ratio	553%	784%

1

Net liquidity outflows are calculated as the net of liquidity outflows and capped liquidity inflows. Capped liquidity inflows are calculated in accordance with article 425 of CRR (EU 575/2013) and article 33 of the Commission Delegated Regulation (EU) 2015/61.

Information on Liquidity Coverage Ratio (LCR) in accordance with article 447 of the CRR (EU 575/2013), calculated in accordance with the Commission Delegated Regulation (EU) 2015/61.

Net stable funding

	June 30,	December 31,
Skr bn	2023	2022
Available stable funding	276.4	235.2
Requiring stable funding	215.6	198.2
Net Stable Funding Ratio	128%	119%

Information on Net Stable Funding Ratio (NSFR) in accordance with article 447 of the CRR (EU 575/2013), calculated in accordance with the Commission Delegated Regulation (EU) 2015/61.